Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Summary of Preferred stock warrants outstanding
The following table summarizes the outstanding warrants to purchase shares of preferred stock and the corresponding exercise price as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020	Exercise Price	Expiration Date
Series C preferred stock warrants	—	70,455	$5.33	August 31, 2028
Series C preferred stock warrants	—	—	$5.33	March 19, 2031

The following table summarizes the outstanding preferred stock warrants and the corresponding exercise price as of December 31, 2020 and 2019:

	December 31,
	2020	2019	Exercise Price	Expiration Date
Series C preferred stock warrants	70,455	70,455	$5.33	August 31, 2028

Summary of Public and private placement warrants outstanding	The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020	Exercise Price	Expiration Date
Public warrants	5,833,333	—	$11.50	August 24, 2026
Private placement warrants	181,667	—	$11.50	August 24, 2026